UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07274 )

Exact name of registrant as specified in charter: Putnam New York Investment Grade Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam New York Investment Grade

Municipal Trust

The fund's portfolio
1/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized

MUNICIPAL BONDS AND NOTES (120.9%)(a)

	Rating (RAT)	Principal amount	Value

New York (113.4%)

Albany Cnty., Indl. Dev. Agcy. Rev. Bonds (Albany College of Pharmacy), Ser. A, 5 3/8s,
12/1/24	BBB-	$300,000	$313,590

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Charitable Leadership), Ser. A , 6s, 7/1/19	Baa3	250,000	268,650

Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3	500,000	504,755
Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Bard College), 5 3/4s, 8/1/30	A3	700,000	753,396
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 5 1/2s, 10/1/26	BBB	250,000	255,285
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William Smith), Ser. A, 5 3/8s, 2/1/33	A	500,000	529,075
Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Hofstra U.), 5 1/4s, 7/1/16	A	395,000	419,612
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A
5 1/4s, 12/1/26	A3	750,000	784,088
AMBAC, 5s, 9/1/29	Aaa	2,000,000	2,089,260
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate U.), Ser. A, 5s, 7/1/23	Aa3	1,000,000	1,053,720
Metro. Trans. Auth. Rev. Bonds, Ser. A, FSA, 5s, 11/15/30	Aaa	1,000,000	1,035,390
Metro. Trans. Auth. Svc. Contract Rev. Bonds
(Trans. Fac.), Ser. O, U.S. Govt. Coll., 5 3/4s, 7/1/13	AAA	500,000	546,550
Ser. A , MBIA, 5 1/2s, 1/1/20	Aaa	1,000,000	1,095,290

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Highland Hosp. Rochester), 5s, 8/1/25	Baa1	250,000	252,068
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C, 5 5/8s, 11/15/24	Baa3	450,000	473,103
NY City, G.O. Bonds
Ser. I, U.S. Govt. Coll., 6 1/4s, 4/15/17 (Prerefunded)	Aaa	185,000	193,429
AMBAC, 6.05s, 9/1/11	Aaa	400,000	400,992
Ser. B, 5 3/4s, 8/1/16	A1	1,000,000	1,102,830
Ser. B, 5 1/2s, 12/1/31	A1	180,000	192,647
Ser. B, U.S. Govt. Coll., 5 1/2s, 12/1/31 (Prerefunded)	AAA	820,000	905,288
Ser. G, 5 1/4s, 8/1/16	A1	625,000	683,569
Ser. M, 5s, 4/1/24	A1	500,000	521,625
NY City, Hlth. & Hosp. Corp. Rev. Bonds (Hlth. Syst.), Ser. A , 5 3/8s, 2/15/26	A2	300,000	311,004

NY City, Indl. Dev. Agcy. Rev. Bonds (Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	750,000	750,060
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	350,000	357,438
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	250,000	251,273
(St. Francis College), 5s, 10/1/34	A-	250,000	252,435

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	700,000	699,965
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	600,000	646,530
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	100,000	87,764
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. G, FSA, 5s, 6/15/34	Aaa	500,000	514,900
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	BBB	1,000,000	1,024,380
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	BBB	300,000	314,631
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BBB	1,000,000	968,780
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	875,000	1,067,386
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	Ba1	250,000	265,455
(Mental Hlth.), Ser. A, 5 3/4s, 2/15/27 (Prerefunded)	AA-	45,000	47,042
(Mental Hlth.), Ser. A, 5 3/4s, 2/15/27	AA-	25,000	26,051
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	450,000	469,715
(Dept. of Hlth.), 5 1/2s, 7/1/25 (Prerefunded)	AA-	870,000	895,604
(Dept. of Hlth.), 5 1/2s, 7/1/25 (Prerefunded)	AA-	630,000	648,673
(North Shore Long Island Jewish Group), 5 3/8s, 5/1/23	A3	600,000	632,484
(NY Methodist Hosp.), 5 1/4s, 7/1/17	A3	300,000	319,272
(School Dist. Fin.), Ser. A, MBIA, 5 1/4s, 4/1/11	Aaa	1,000,000	1,081,440
(Lenox Hill Hosp. Oblig. Group), 5 1/4s, 7/1/08	Ba2	250,000	252,918
(Rochester U.), Ser. A, 5s, 7/1/34	A1	500,000	515,560
(NYU), Ser. A, FGIC, 5s, 7/1/29	Aaa	1,000,000	1,044,620
Ser. A, FGIC, 5s, 3/15/27 (Prerefunded)	Aaa	1,000,000	1,084,550
(Dept. of Hlth.), Ser. 2, FGIC, 5s, 7/1/22	Aaa	1,000,000	1,053,260
NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm. Facs.), Ser. A, MBIA, 5s, 7/1/24	Aaa	1,000,000	1,060,030
NY State Energy Research & Dev. Auth. Fac. Mandatory Put Bonds, 4.7s, 10/1/12	A1	500,000	501,325
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s,
7/1/26	A+	400,000	413,328
NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32	Aaa	250,000	259,818
NY State Env. Fac. Corp. Poll. Control Rev. Bonds (State Wtr. Revolving Fund), Ser. A, 7 1/2s,
6/15/12	Aaa	125,000	132,470
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	250,000	270,690
NY State Pwr. Auth. Rev. Bonds
5s, 11/15/20	Aa2	750,000	795,045
Ser. A, 5s, 11/15/17	Aaa	500,000	543,925
NY State Thruway Auth. Rev. Bonds, Ser. A, MBIA
5 1/4s, 4/1/13	Aaa	1,000,000	1,097,340
5 1/4s, 4/1/12	Aaa	1,000,000	1,089,820
NY State Urban Dev. Corp. Rev. Bonds (Personal Income Tax), Ser. C-1, 5s, 3/15/33
(Prerefunded)	AAA	1,000,000	1,084,550
Port Auth. NY & NJ Cons. Rev. Bonds, Ser. 124, 5s, 8/1/31	AA-	1,000,000	1,015,670
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, MBIA, 5s, 10/15/25	Aaa	1,425,000	1,508,348

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. A, 5s, 12/1/13	BBB+	100,000	104,402
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Huntington Hosp.), Ser. B, 5 7/8s,
11/1/32	Baa1	500,000	525,035
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1, 5 1/2s, 6/1/18	AA-	1,000,000	1,090,070
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A
5s, 1/1/32 (Prerefunded)	Aa2	845,000	909,321
5s, 1/1/32	Aa2	155,000	160,360
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Guiding Eyes for the Blind), 5 3/8s,
8/1/24	BBB	165,000	172,889
Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB	500,000	494,125
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s,
7/1/31	BB	250,000	258,330
			43,444,293

Puerto Rico (7.5%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 1/2s, 5/15/39	BBB	750,000	767,918
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K, 5s, 7/1/17	BBB+	500,000	529,220
PR Elec. Pwr. Auth. Rev. Bonds, Ser. LL, MBIA, 5 1/2s, 7/1/17	Aaa	750,000	857,415

PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	271,285
PR Muni. Fin. Agcy. G.O. Bonds, Ser. C, 5s, 8/1/11	Baa2	435,000	459,778

			2,885,616

TOTAL INVESTMENTS
Total investments (cost $44,422,972) (b)			$46,329,909

NOTES

(a) Percentages indicated are based on net assets of $38,316,289.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2006. Securities rated by Putnam are indicated by "/P".

(b) The aggregate identified cost on a tax basis is $44,422,972, resulting in gross unrealized appreciation and depreciation of $1,960,682 and $53,745, respectively, or net unrealized appreciation of $1,906,937.

The rates shown on Mandatory Put Bonds are the current interest rates at January 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at January 31, 2006 (as a percentage of net assets):

Transportation        18.3%
Utilities                   18.3
Education               16.2
Healthcare              14.3

The fund had the following insurance concentration greater than 10% at January 31, 2006 (as a percentage of net assets):

MBIA                      20.3%

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Investment Grade Municipal

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 29, 2006